Document and Entity Information	Jul. 28, 2026
Cover [Abstract]
Document Type	N-2
Entity Registrant Name	MONROE CAPITAL ENHANCED CORPORATE LENDING FUND
Entity Address, State or Province	IL
Entity Address, Address Line One	155 North Wacker Drive, 35th Floor
Entity Address, City or Town	Chicago
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	258-8300
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002061670
Amendment Flag	false